Total operating costs - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Cost of restructuring	€ 94	€ 163	€ 153
Efficiency Programme
Disclosure of other provisions [line items]
Cost of restructuring	82
Accelerate Competitiveness
Disclosure of other provisions [line items]
Cost of restructuring	€ 7